Goodwill - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Impairment loss of goodwill	$ 0	$ 0	$ 0
Additions due to acquisitions			42,000,000
Accumulated impairment losses, net			102,000,000	$ 102,000,000
Microcontrollers and Digital ICs Group (MDG) [Member]
Goodwill [Line Items]
Additions due to acquisitions			42,000,000
Accumulated impairment losses, net			96,000,000	96,000,000
Microcontrollers and Digital ICs Group (MDG) [Member] | NFC and RFID Reader Business [Member]
Goodwill [Line Items]
Additions due to acquisitions			42,000,000
Others [Member]
Goodwill [Line Items]
Accumulated impairment losses, net			$ 6,000,000	$ 6,000,000